Stock Incentive Plans - Stock-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Incentive Plans
Total stock-based compensation expense	$ 228,036	$ 103,542	$ 717,927	$ 992,165
Research and development expense
Stock Incentive Plans
Total stock-based compensation expense	65,799	25,333	181,489	472,145
Selling and marketing expense
Stock Incentive Plans
Total stock-based compensation expense	7,658	8,681	73,679	54,115
General and administrative expense
Stock Incentive Plans
Total stock-based compensation expense	154,579	$ 69,528	462,759	$ 465,905
Stock options and RSUs
Stock Incentive Plans
Unrecognized stock-based compensation expense	$ 1,129,007		$ 1,263,950
Expected weighted average period to be recognized	1 year 11 months 9 days			1 year 10 months 24 days
Employee stock options
Stock Incentive Plans
Options Granted (in shares)		0
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)	74.26%
Weighted-average expected term (in years)	5 years 9 months 26 days
Risk-free interest rate (as a percent)	1.98%
Non-employee stock options
Stock Incentive Plans
Options Granted (in shares)	0	0
Estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
Weighted-average volatility (as a percent)		78.51%		76.63%
Weighted-average expected term (in years)		9 years 5 months 9 days		9 years 8 months 9 days
Risk-free interest rate (as a percent)		1.74%		2.25%